Variable Interest and Securitization Entities	12 Months Ended
Dec. 31, 2012
Variable Interest and Securitization Entities

(18) Variable Interest and Securitization Entities

VIEs are generally entities that have either a total equity investment that is insufficient to permit the entity to finance its activities without additional subordinated financial support or whose equity investors lack the characteristics of a controlling financial interest. We evaluate VIEs to determine whether we are the primary beneficiary and are required to consolidate the assets and liabilities of the entity. The determination of the primary beneficiary for a VIE can be complex and requires management judgment regarding the expected results of the entity and who directs the activities of the entity that most significantly impact the economic results of the VIE. Our primary involvement related to VIEs includes:

•	asset securitization transactions,

•	certain investments and

•	certain mortgage insurance policies.

(a) Asset Securitizations

We have used former affiliates and third-party entities to facilitate asset securitizations. Disclosure requirements related to off-balance sheet arrangements encompass a broader array of arrangements than those at risk for consolidation. These arrangements include transactions with term securitization entities, as well as transactions with conduits that are sponsored by third parties.

The following table summarizes the total securitized assets as of December 31:

(Amounts in millions)	2012	2011
Receivables secured by:
Other assets	$151	$157

Total securitized assets not required to be consolidated	151	157

Total securitized assets required to be consolidated	424	487

Total securitized assets	$575	$644

Financial support for certain securitization entities was provided under credit support agreements that remain in place throughout the life of the related entities. Assets with credit support were funded by demand notes that were further enhanced with support provided by a third party. We provided limited recourse for a maximum of $40 million of credit losses related to one of our commercial mortgage loan entities that was required to be consolidated with total assets of $65 million and $91 million, respectively, as of December 31, 2012 and 2011. As of December 31, 2012, there were no amounts recorded for these limited recourse liabilities; however, we paid $1 million related to these limited recourse liabilities during 2012 thereby reducing the maximum limited recourse to $39 million. There were no amounts recorded or paid for these limited recourse liabilities as of December 31, 2011.

(b) Securitization and Variable Interest Entities Not Required To Be Consolidated

We are involved in certain securitization and VIEs where we are not required to consolidate the securitization entity.

Asset securitizations. We transferred assets to securitization entities that would be considered VIEs but we were not required to consolidate the securitization entities. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. We evaluated our involvement in the entities’ design and our decision making ability regarding the assets held by the securitization entity and determined we would generally not be the party with power to direct the activities that significantly impact the economic performance of the entity.

In certain instances, we determined we were the party with power but did not have a variable interest in the entity. Our interest in the entities included servicer fees and excess interest on previous policy loan securitizations, where our benefit from our excess interest holding is subordinated to third-party holdings. Based on the composition of the assets in the securitization entity, there were no reasonable scenarios that would result in our interest receiving any significant benefit from the entity. As a result, our interest would not be considered a variable interest in the entity as a result of meeting certain requirements in the accounting guidance. Our retained interests in these entities were not significant in 2012 or 2011.

Following a securitization transaction, we retained the responsibility for servicing the receivables, and as such, were entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There were no servicing assets nor liabilities recorded as the benefits of servicing the assets were adequate to compensate an independent servicer for its servicing responsibilities.

There has been no new asset securitization activity in 2012 or 2011.

Investments. We hold investments in certain structures that are considered VIEs. Our investments represent beneficial interests that are primarily in the form of structured securities. Our involvement in these structures typically represent a passive investment in the returns generated by the VIE and typically do not result in having significant influence over the economic performance of the VIE. See note 4 for additional information related to our investments, which includes information related to structured securities, such as asset-backed and mortgage-backed securities. Our maximum exposure to loss represents our cost basis in the investments.

Mortgage insurance. We also provide mortgage insurance on certain residential mortgage loans originated and securitized by third parties using VIEs to issue mortgage-backed securities. While we provide mortgage insurance on the underlying loans, we do not typically have any ongoing involvement with the VIE other than our mortgage insurance coverage and do not act in a servicing or decision making capacity for the underlying loans held by the VIE.

(c) Securitization and Variable Interest Entities Required To Be Consolidated

As a result of adopting new accounting guidance for VIE consolidation on January 1, 2010, we were required to consolidate certain VIEs. Our involvement with VIEs that were required to be consolidated related to asset securitization transactions and certain investments, both of which are described in more detail below. Prior to being required to consolidate these entities, our interest in these entities was recorded in our consolidated financial statements as available-for-sale fixed maturity securities.

Asset securitizations. For VIEs related to asset securitization transactions, we were required to consolidate three securitization entities as a result of our involvement in the entities’ design or having certain decision making ability regarding the assets held by the securitization entity. These securitization entities were designed to have significant limitations on the types of assets owned and the types and extent of permitted activities and decision making rights. The three securitization entities that were required to be consolidated are comprised of two securitization entities backed by commercial mortgage loans and one backed by residual interests in certain policy loan securitization entities.

For one of our commercial mortgage loan securitization entities with total assets of $65 million and $91 million, respectively, as of December 31, 2012 and 2011, our economic interest represents the excess interest received on the loans compared to the interest paid on the entity’s obligation. Additionally, we provide limited recourse for credit losses up to a maximum of $39 million. We also act as the servicer for the underlying mortgage loans and have the ability to direct certain activities in accordance with the agreements related to the securitization entity.

For the other commercial mortgage loan securitization entity with total assets of $278 million and $327 million, respectively, as of December 31, 2012 and 2011, our economic interest represents the excess interest of the commercial mortgage loans and the subordinated notes of the securitization entity. The commercial mortgage loans are serviced by a third-party servicer and special servicer. However, we have the right to replace the special servicer without cause at any time. This right is recognized under accounting guidance as resulting in our effective control of the activities directed by the special servicer.

Our economic interest in the policy loan securitization entity represents the excess interest received from the residual interest in certain policy loan securitization entities and the floating rate obligation issued by the securitization entity. The securitization entity also contains an interest rate swap to mitigate the difference between the effective fixed receipt on the assets and the floating rate obligation issued by the securitization entity. Since there are no significant ongoing activities in the securitization entity, we evaluated the design of the entity upon inception when we transferred the residual interests in the securitization entity. Upon consolidation, we elected fair value option for the assets and liabilities for the securitization entity.

Investments. For VIEs related to certain investments, we were required to consolidate three securitization entities as a result of having certain decision making rights related to instruments held by the entities. These securitization entities were designed as synthetic collateralized debt obligations whereby the entities purchased highly rated asset-backed securities and entered into credit default swaps to generate income that would be passed to the noteholders of the entities. The entities also have the ability to settle any losses incurred on the credit default swap by providing the derivative counterparty asset-backed securities with a par amount equal to the loss incurred on the credit default swap. We hold the majority of the notes issued by the securitization entity and also have certain decision making rights related to the instruments held by the entity. Previously, we were not required to consolidate the securitization entity as a result of other noteholders absorbing the majority of expected losses from the entity. Upon consolidation, we elected fair value option for the assets and liabilities for the securitization entity.

The following table shows the assets and liabilities that were recorded for the consolidated securitization entities as of December 31:

(Amounts in millions)	2012	2011
Assets
Investments:
Restricted commercial mortgage loans	$341	$411
Restricted other invested assets:
Trading securities	393	376
Other	—	1

Total restricted other invested assets	393	377

Total investments	734	788
Cash and cash equivalents	1	3
Accrued investment income	2	1

Total assets	$737	$792

Liabilities
Other liabilities:
Derivative liabilities	$131	$206
Other liabilities	2	4

Total other liabilities	133	210
Borrowings related to securitization entities	336	396

Total liabilities	$469	$606

The assets and other instruments held by the securitization entities are restricted and can only be used to fulfill the obligations of the securitization entity. Additionally, the obligations of the securitization entities do not have any recourse to the general credit of any other consolidated subsidiaries, except $39 million of limited recourse related to a consolidated commercial mortgage loan securitization entity.

The following table shows the activity presented in our consolidated statement of income related to the consolidated securitization entities for the years ended December 31:

(Amounts in millions)	2012	2011	2010
Revenues:
Net investment income:
Restricted commercial mortgage loans	$29	$40	$39
Restricted other invested assets	4	—	2

Total net investment income	33	40	41

Net investment gains (losses):
Trading securities	23	12	8
Derivatives	72	(62)	(19)
Commercial mortgage loans	—	—	(1)
Borrowings related to securitization entities recorded at fair value	(14)	3	9

Total net investment gains (losses)	81	(47)	(3)

Other income	1	—	—

Total revenues	115	(7)	38

Expenses:
Interest expense	21	26	29
Acquisition and operating expenses	1	1	1

Total expenses	22	27	30

Income (loss) before income taxes	93	(34)	8
Provision (benefit) for income taxes	33	(12)	3

Net income (loss)	$60	$(22)	$5

(d) Borrowings Related To Consolidated Securitization Entities

Borrowings related to securitization entities were as follows as of December 31:

	2012			2011
(Amounts in millions)	Principal amount		Carrying value	Principal amount		Carrying value
GFCM LLC, due 2035, 5.2541%	$97		$97	$147		$147
GFCM LLC, due 2035, 5.7426%	113		113	113		113
Genworth Special Purpose Two, LLC, due 2023, 6.0175%	65		65	88		88
Marvel Finance 2007-1 LLC, due 2017 (1), (3)	—		—	3		—
Marvel Finance 2007-4 LLC, due 2017 (1), (3)	12		7	12		6
Genworth Special Purpose Five, LLC, due 2040 (1), (3)	NA	(2)	54	NA	(2)	42

Total	$287		$336	$363		$396

(1)	Accrual of interest based on three-month LIBOR that resets every three months plus a fixed margin.
(2)	Principal amount not applicable. Notional balance was $117 million.
(3)	Carrying value represents fair value as a result of electing fair value option for these liabilities.

These borrowings are required to be paid down as principal is collected on the restricted investments held by the securitization entities and accordingly the repayment of these borrowings follows the maturity or prepayment, as permitted, of the restricted investments.